Fair value measurement	12 Months Ended
Dec. 31, 2011
Fair value measurement [Text Block]

24. Fair value measurement

ASC 820-10: Fair Value Measurements and Disclosures: Overall (“ASC 820-10”), establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace; and

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities measured at fair value on a recurring basis

In accordance with ASC 820-10, the Group measures cash and cash equivalents, restricted cash, time deposits with financial institutions and available-for-sale securities, at fair value. Cash and cash equivalents, restricted cash, time deposits with financial institutions and available-for-sale debt and equity securities are valued using quoted market prices. The convertible promissory note issued by Uricase was initially recognized at the purchase price. During 2011, the Note was written down to zero value and an impairment loss of US$200,000 (RMB1,334,000) was recorded.

Assets measured at fair value on a recurring basis are summarized below:

As of December 31, 2010
	Quoted prices in	Significant	Total fair value
	active market for	unobservable
	identical assets	inputs
	(Level1)	(Level 3)
	(RMB’000)	(RMB’000)	(RMB’000)	(US’000)

Cash and cash equivalents	153,250	-	153,250	23,220
Restricted cash	1,662	-	1,662	252
Time deposits with financial institutions	498,405	-	498,405	75,516
Available-for-sale securities	62,044	1,320	63,364	9,601

	715,361	1,320	716,681	108,589

	As of December 31, 2011

	Quoted prices in	Significant	Total fair value
	active market for	unobservable
	identical Assets	inputs
	(Level1)	(Level 3)
	(RMB’000)	(RMB’000)	(RMB’000)	(US’000)

Cash and cash equivalents	245,813	-	245,813	39,056
Restricted cash	665	-	665	106
Time deposits with financial institutions	519,201	-	519,201	82,492
Available-for-sale securities	33,678	-	33,678	5,351

Total	799,357	-	799,357	127,005

The following table presents the reconciliation for the Group’s assets measured and recorded at fair value on a recurring basis, using significant unobservable inputs (Level 3) for the year ended December 31, 2011:

	Significant Unobservable Inputs (Level 3)
	(RMB’000)	(US$’000)

Balance at December 31, 2010	1,320	210
Purchases	-	-
Foreign currency translation adjustment previously included in other comprehensive income	14	2
Impairment loss	(1,334)	(212)

Balance at December 31, 2011	-	-

Assets and liabilities measured at fair value on a nonrecurring basis

The Group measures certain financial assets, including equity method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Group’s non-financial assets, such as intangible assets, including IPR&D, and fixed assets, would be measured at fair value only if they were determined to be other-than-temporarily impaired.

For the year ended December 31, 2011 the Group recorded an impairment loss of US$200,000 (RMB 1,334,000) in respect of the investment in the Note issued by Uricase (Note 6).